Basic and Diluted Net Loss Per Share (Details) - Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	78,544	96,689	73,809
Ordinary share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	71,456	82,914	66,525
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,088	13,775	7,284